Related party transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
Drew and Magni Partners (Bermuda) Ltd.(“Magni”)

Drew is considered a related party due to its significant ownership in the Company and Magni is considered a related party as a result of being an affiliate of Drew. As of December 31, 2025, Drew holds 29.1% of the Company’s outstanding common shares.
In December 2022, the Company entered into a $15.0 million revolving credit facility agreement with Drew. The facility was unsecured and interest-bearing at a rate of LIBOR for the applicable interest periods under the facility, plus a margin of 8% p.a. The revolving credit facility was available to the Company until December 31, 2023 and was to be repaid by December 31, 2024. $1.0 million was drawn on December 19, 2022 and remained outstanding as of December 31, 2022. In the year ended December 31, 2023, the Company drew down an additional $1.0 million and subsequently repaid the full outstanding amount of $2.0 million.

Effective December 18, 2023, an addendum to the Drew facility was executed, decreasing the maximum amount available under the facility from $15.0 million to $10.0 million, and extending the maturity of the facility from December 31, 2024 to December 31, 2025. In addition, the addendum extended the drawdown window to December 31, 2024 and aligned the interest rate with the Term Secured Overnight Financing Rate (“SOFR”). The amended facility bore interest for the applicable interest periods under the facility, at a rate of SOFR plus a margin of 8% p.a.

On October 31, 2024, the Company entered into an addendum with Drew in relation to the revolving credit facility to: (i) include a commitment fee of 1% per annum on any undrawn amount from January 1, 2025 to the end of the availability period, (ii) extend the timeframe to drawdown from the facility to December 31, 2025 and the latest repayment date to December 31, 2026, and (iii) change the margin on the Term Secured Overnight Financing Rate (“SOFR”) to 6.5% per annum.

In December 2025, the Company entered into an addendum with Drew in relation to the revolving credit facility to extend the timeframe to drawdown from the facility to December 31, 2026 and the latest repayment date to December 31, 2027.

In the first quarter of 2025, the Company drew down $6.0 million from the revolving credit facility which was fully repaid in March 2025. Commitment fees of $0.1 million were recognized in “Other financial (expenses) income, net in the Consolidated Statement of Operations for the year ended December 31, 2025. Interest expense of $0.1 million and nil were recognized in “Interest expense” in the Consolidated Statement of Operations for the years ended December 31, 2025 and 2024, respectively.

As of December 31, 2025, the Company has $10.0 million available to drawdown from this facility.

Corporate support agreement

The Company’s incorporator and sole initial shareholder, Magni was the key initiator of the Himalaya project and provided corporate and financial assistance throughout the process, including extensive assistance in connection with obtaining the financing for the installments to date as well as the private placements. The Company entered into a corporate support agreement with Magni whereby Magni was compensated for its services to the Group since the inception of the Company, and for its key role in identifying and pursuing business opportunities for the Group (the “Corporate Support Agreement”). As Magni indirectly held a controlling interest in the Company at the time the Corporate Support Agreement was entered into, the Company treated the Corporate Support Agreement as a related party transaction. Pursuant to the Corporate Support Agreement, Magni continued to support the Company’s business development through assisting with the pre-financing and post-financing of the Company’s newbuilding program, in finding employment for the vessels, in recruiting suitable individuals to the Company’s organization and with general high-level administrative support. The parties agreed in 2021 that compensation in the amount of $2.7 million was to be paid by the Company to Magni in four equal tranches for services provided under the Corporate Support Agreement.

The tranches were split equally on each of the first four newbuildings delivered from New Times Shipyard in 2023, so that $0.7 million was payable on each such delivery. Such amount equals the address commission received on the first four vessels, which was agreed with the yard before the project opened to external investors.

Following the delivery of the first four vessels in the year ended December 31, 2023, the total fee of $2.7 million was paid in 2023.

2020 Bulkers Management
In February 2023, the Company signed an agreement with 2020 Bulkers Management, replacing a similar management agreement entered into in October 2021. Pursuant to the management agreement, 2020 Bulkers Management provides the Company with certain operational, commercial and management services. The Company pays 2020 Bulkers Management a management fee subject to annual estimates and calculated, based on, among other things, expected activity level of the Company and the expected scope of services to be provided by 2020 Bulkers Management in relation to the Company in the year, payable quarterly, in four equal tranches. Such management fee shall equal certain costs, based on the sum of (i) the direct payroll costs allocated to the performance of the services under the management agreement, marked-up by a margin of 13% and (ii) certain shared costs corresponding to infrastructure costs in such year related to the performance of such services. The management fee will be adjusted annually to account for the difference between estimated and actual costs incurred in such year. The management agreement is for an indefinite period and can be terminated by either party upon one month’s notice.

Following the acquisition of 40% of the issued shares in 2020 Bulkers Management, 2020 Bulkers Management became a related party from August 29, 2024. Management fees from 2020 Bulkers Management of $1.5 million and $0.4 million were recognized as a related-party transaction in the year ended December 31, 2025 and the period from August 29, 2024 to December 31, 2024, respectively.

As of December 31, 2025 and 2024, the Company had $0.3 million payable to 2020 Bulkers Management presented under “Trade payables” on the Consolidated Balance Sheets.